Income Taxes (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset:
Net operating loss carryforward	$ 2,818,000	$ 1,784,000
Exploration costs	30,000	58,000
Stock based compensation	96,000	96,000
Equipment impairment	37,000	37,000
Asset retirement obligation	73,000	54,000
Total deferred tax assets	3,054,000	2,029,000
Valuation allowance	(2,915,000)	(2,029,000)
Net deferred tax assets	139,000
Deferred tax liabilities:
Property and equipment	(139,000)
Total deferred tax liabilities	(139,000)
Net deferred tax assets